VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO AND GROWTH PORTFOLIO SUPPLEMENT TO THE APRIL 30, 1996 PROSPECTUS
The following information supplements information found in the "The Funds in Detail - Charter" section of the Prospectus:
Stephen Petersen is Vice President and manager of VIP: Equity Income Portfolio, which he has managed since January 1997. He also manages Fidelity Balanced Fund, which he has managed since March 1996 and is Vice President and manager of Fidelity Equity-Income Fund, which he has managed since July 1993. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages Advisor Equity Growth Fund, which she has managed since January 1997. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.




VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO SUPPLEMENT TO THE APRIL 30, 1996 PROSPECTUS
The following information supplements information found in the "The Fund in Detail - Charter" section of the Prospectus:
Stephen Petersen is Vice President and manager of VIP: Equity Income Portfolio, which he has managed since January 1997. He also manages Fidelity Balanced Fund, which he has managed since March 1996 and is Vice President and manager of Fidelity Equity-Income Fund, which he has managed since July 1993. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.




VARIABLE INSURANCE PRODUCTS FUND:
GROWTH PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1996 PROSPECTUS
The following information supplements information found in the "The Fund in Detail - Charter" section of the Prospectus:
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages Advisor Equity Growth Fund, which she has managed since January 1997. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.